Stockholders’ Equity - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 25,800	$ 121	$ 228,461	$ 363
Cost of platform
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	4,947	0	40,987	0
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	1,028	0	8,723	0
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 19,825	$ 121	$ 178,751	$ 363